Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Sep. 30, 2024
ASSETS
Cash and cash equivalents		$ 6,661	$ 13,190
Accounts receivable		12,770	12,916
Contract asset			483
Note Receivables, net		682,831	753,699
Right-of-use assets			158,458
Income tax receivables		71,994	40,221
Prepaid deposit for acquisition			1,999,400
Deposit for long term investment		2,881,081	2,631,081
Prepaid expenses and other assets, net		309,216	718,155
Goodwill		13,674,164
Intangible assets		512,460
Total assets		18,151,177	6,327,603
Liabilities
Tax payable			15,057
Lease liability			180,517
Deferred tax liabilities		98,419	11,390
Deposits from private placement			2,750,000
Other payables and accrued liabilities		2,104,283	244,270
Total liabilities		2,202,702	3,286,835
Shareholders’ equity
Ordinary share ($0.000625 par value, 160,000,000 shares authorized, 46,303,070 shares issued and outstanding as of March 31, 2025 and 14,466,667 shares issued and outstanding as of September 30, 2024)*	[1]	28,940	9,042
Additional paid in capital		26,169,691	6,314,516
Subscription receivable		(3,334,722)
Accumulated deficit		(6,868,924)	(3,233,836)
Accumulated other comprehensive income		(46,510)	(48,954)
Total shareholders’ equity		15,948,475	3,040,768
Total liabilities and shareholders’ equity		18,151,177	6,327,603
Related Party
ASSETS
Amounts due from related parties, net
Liabilities
Amounts due to related parties			$ 85,601

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022.